Risk and Capital Management (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial Assets as of period	R$ 2,056,978	R$ 1,805,181
At Amortized Cost	1,471,244	1,265,390
Interbank deposits	59,592	69,942
Securities purchased under agreements to resell	221,779	169,718
Securities	219,315	147,746
Loan operations and lease operations	909,422	822,590
Other financial assets	111,823	96,473
(-) Provision for Expected Loss	(50,687)	(41,079)
At Fair Value Through Other Comprehensive Income	121,052	105,622
Securities	121,052	105,622
At Fair Value Through Profit or Loss	464,682	434,169
Securities	385,099	364,967
Derivatives	78,208	69,045
Other financial assets	1,375	157
Financial liabilities - provision for expected loss	3,684	5,200
Loan Commitments	2,874	4,433
Financial Guarantees	810	767
Off balance sheet	544,377	519,698
Credit risk exposure	2,597,671	2,319,679
Financial Guarantees Provided [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	91,779	82,910
Letters Of Credit To Be Released [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	47,354	45,773
Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	405,244	391,015
Commitments To Be Released [Member] | Mortgage loans [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	15,423	10,709
Commitments To Be Released [Member] | Overdraft Accounts [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	157,408	147,878
Commitments To Be Released [Member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	181,412	180,224
Commitments To Be Released [Member] | Other Pre Approved Limits [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	51,001	52,204
Brazil [Member]
IfrsStatementLineItems [Line Items]
Financial Assets as of period	1,545,701	1,319,532
At Amortized Cost	1,120,797	914,776
Interbank deposits	18,955	17,795
Securities purchased under agreements to resell	218,339	159,974
Securities	191,947	125,875
Loan operations and lease operations	636,836	562,646
Other financial assets	97,995	81,398
(-) Provision for Expected Loss	(43,275)	(32,912)
At Fair Value Through Other Comprehensive Income	48,438	44,648
Securities	48,438	44,648
At Fair Value Through Profit or Loss	376,466	360,108
Securities	364,039	343,339
Derivatives	11,052	16,612
Other financial assets	1,375	157
Financial liabilities - provision for expected loss	3,040	4,543
Loan Commitments	2,622	4,115
Financial Guarantees	418	428
Off balance sheet	472,372	446,267
Credit risk exposure	2,015,033	1,761,256
Brazil [Member] | Financial Guarantees Provided [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	71,524	62,548
Brazil [Member] | Letters Of Credit To Be Released [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet		45,773
Brazil [Member] | Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	353,494	337,946
Brazil [Member] | Commitments To Be Released [Member] | Mortgage loans [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	15,423	10,709
Brazil [Member] | Commitments To Be Released [Member] | Overdraft Accounts [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	157,408	147,878
Brazil [Member] | Commitments To Be Released [Member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	177,658	176,384
Brazil [Member] | Commitments To Be Released [Member] | Other Pre Approved Limits [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	3,005	2,975
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financial Assets as of period	511,277	485,649
At Amortized Cost	350,447	350,614
Interbank deposits	40,637	52,147
Securities purchased under agreements to resell	3,440	9,744
Securities	27,368	21,871
Loan operations and lease operations	272,586	259,944
Other financial assets	13,828	15,075
(-) Provision for Expected Loss	(7,412)	(8,167)
At Fair Value Through Other Comprehensive Income	72,614	60,974
Securities	72,614	60,974
At Fair Value Through Profit or Loss	88,216	74,061
Securities	21,060	21,628
Derivatives	67,156	52,433
Financial liabilities - provision for expected loss	644	657
Loan Commitments	252	318
Financial Guarantees	392	339
Off balance sheet	72,005	73,431
Credit risk exposure	582,638	558,423
Foreign countries [member] | Financial Guarantees Provided [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	20,255	20,362
Foreign countries [member] | Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	51,750	53,069
Foreign countries [member] | Commitments To Be Released [Member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	3,754	3,840
Foreign countries [member] | Commitments To Be Released [Member] | Other Pre Approved Limits [Member]
IfrsStatementLineItems [Line Items]
Off balance sheet	R$ 47,996	R$ 49,229